Net Financial Result (Details) - Schedule of Interest Income is Derived from Marketable Securities and Short-Term Deposits - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Foreign exchange result
Foreign exchange income	€ 2,090,994	€ 2,947,221	€ 2,381,519	€ 4,057,629
Foreign exchange expense	(1,323,348)	(1,383,641)	(2,751,183)	(1,766,116)
Total	€ 767,646	€ 1,563,580	€ (369,664)	€ 2,291,513